Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of changes in equity [abstract]
Foreign currency translation adjustments to equity	$ 200	$ (16)	$ 302	$ (87)